Segment information - Segment investments - Tabular disclosure (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
eCapex	€ 3,154	€ 3,413
Elimination of proceeds from sales of property, plant and equipment and intangible assets	153	124
Telecommunications licenses	1,163	991
Financed assets	2,671	2,858
Total investments	3,834	3,850
Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	145	69
Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	383	244
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	3,133	3,399
Elimination of proceeds from sales of property, plant and equipment and intangible assets	153	124
Total investments	3,814	3,836
Telecom activities, operating segment [member] | Operating segments [member] | Financed assets [member]
Disclosure of operating segments [line items]
Financed assets	145	69
Telecom activities, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	383	244
France (excluding Enterprise), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	1,429	1,673
Elimination of proceeds from sales of property, plant and equipment and intangible assets	78	59
Telecommunications licenses		8
Financed assets	145	69
Total investments	1,652	1,809
Europe (excluding France), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	754	835
Elimination of proceeds from sales of property, plant and equipment and intangible assets	46	36
Telecommunications licenses		33
Total investments	1,143	904
Europe (excluding France), operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	344
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	347	465
Telecommunications licenses		6
Total investments	378	472
Spain, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	31
Other European countries, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	407	369
Elimination of proceeds from sales of property, plant and equipment and intangible assets	46	36
Telecommunications licenses		27
Total investments	766	432
Other European countries, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	313
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	648	609
Elimination of proceeds from sales of property, plant and equipment and intangible assets	4	3
Total investments	690	815
Africa and Middle-East, operating segment [member] | Operating segments [member] | Licences and franchises [member]
Disclosure of operating segments [line items]
Telecommunications licenses	38	203
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	140	144
Elimination of proceeds from sales of property, plant and equipment and intangible assets	14	8
Total investments	155	151
Enterprise, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	106	100
Totem | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	65	44
Total investments	65	44
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	97	94
Elimination of proceeds from sales of property, plant and equipment and intangible assets	11	19
Total investments	108	113
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	106	110
Mobile Financial Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
eCapex	20	14
Total investments	€ 20	€ 14